CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Current assets
Cash and cash equivalents	¥ 2,995,075	¥ 2,939,428
Time deposits	1,082,654	1,032,034
Marketable securities	1,821,598	1,511,389
Trade accounts and notes receivable, less allowance for doubtful accounts of ¥83,969 million in 2016 and ¥50,110 million in 2017	2,115,938	2,000,149
Finance receivables, net	6,196,649	5,912,684
Other receivables	436,867	451,406
Inventories	2,388,617	2,061,511
Deferred income taxes		967,607
Prepaid expenses and other current assets	796,297	1,333,345
Total current assets	17,833,695	18,209,553
Noncurrent finance receivables, net	9,012,222	8,642,947
Investments and other assets
Marketable securities and other securities investments	7,679,928	7,439,799
Affiliated companies	2,845,639	2,631,612
Employees receivables	25,187	32,998
Other	1,156,406	730,271
Total investments and other assets	11,707,160	10,834,680
Property, plant and equipment
Land	1,379,991	1,352,904
Buildings	4,470,996	4,311,895
Machinery and equipment	11,357,340	10,945,267
Vehicles and equipment on operating leases	5,966,579	5,652,622
Construction in progress	474,188	513,953
Total property, plant and equipment, at cost	23,649,094	22,776,641
Less - Accumulated depreciation	(13,451,985)	(13,036,224)
Total property, plant and equipment, net	10,197,109	9,740,417
Total assets	48,750,186	47,427,597
Current liabilities
Short-term borrowings	4,953,682	4,698,134
Current portion of long-term debt	4,290,449	3,822,954
Accounts payable	2,566,382	2,389,515
Other payables	936,938	1,040,277
Accrued expenses	3,137,827	2,726,120
Income taxes payable	223,574	343,325
Other current liabilities	1,210,113	1,104,131
Total current liabilities	17,318,965	16,124,456
Long-term liabilities
Long-term debt	9,911,596	9,772,065
Accrued pension and severance costs	905,070	904,911
Deferred income taxes	1,423,726	2,046,089
Other long-term liabilities	521,876	491,890
Total long-term liabilities	12,762,268	13,214,955
Total liabilities	30,081,233	29,339,411
Mezzanine equity
Model AA Class Shares, no par value, authorized: 150,000,000 shares in 2016 and 2017; issued: 47,100,000 shares in 2016 and 2017	485,877	479,779
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2016 and 2017; issued: 3,337,997,492 shares in 2016 and 3,262,997,492 shares in 2017	397,050	397,050
Additional paid-in capital	484,013	548,161
Retained earnings	17,601,070	16,794,240
Accumulated other comprehensive income (loss)	640,922	610,768
Treasury stock, at cost, 300,321,622 shares in 2016 and 288,274,636 shares in 2017	(1,608,243)	(1,603,284)
Total Toyota Motor Corporation shareholders' equity	17,514,812	16,746,935
Noncontrolling interests	668,264	861,472
Total shareholders' equity	18,183,076	17,608,407
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders' equity	¥ 48,750,186	¥ 47,427,597